Stockholders Equity - Additional Information (Detail) - $ / shares	Sep. 30, 2020	Aug. 17, 2020	Jul. 21, 2020	Apr. 01, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Common stock, par value	$ 0.001			$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000		1,000,000,000	151	1,519,618,271
Common stock, shares issued	37,107,522	48,932		0	3,166,946
Common stock, shares outstanding	37,107,522			0	3,166,946